The Best of America® CHOICE Annuity®

Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2011.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2011) which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 34.  For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-235-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about Nationwide and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Variable Account may be allocated to the Fixed Account and/or Guaranteed Term Options.

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate variable annuity payments.

Co-Annuitant(s)- The person(s) designated by the Contract Owner to receive the Spousal Protection Feature.

Contract Owner(s)- the person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options, and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Sub-Accounts- Divisions of the Variable Account each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents
Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	6
Synopsis of the Contracts	7
Surrenders
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	8
Condensed Financial Information	8
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges, and Deductions	13
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Optional Contract Benefits, Charges, and Deductions	14
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector Option
Removal of Variable Account Charges	16
Contract Ownership	16
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	17
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	21
Surrender (Redemption) Prior to Annuitization	22
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Table of Contents (continued)	Page
Loan Privilege	23
Minimum and Maximum Loan Amounts
Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	24
Contract Owner Services	24
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	26
Annuitizing the Contract	26
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	28
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	30
Legal Proceedings	31
Table of Contents of Statement of Additional Information	34
Appendix A: Underlying Mutual Funds	35
Appendix B: Condensed Financial Information	47
Appendix C: Contract Types and Tax Information	90

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%1
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (an applicant may elect one)
Greater of One-Year or 5% Enhanced Death Benefit Option Total Variable Account charges (including this option only)	0.15% 1.35%
5% Enhanced Death Benefit Option (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option)
Total Variable Account charges (including this option only)
0.05% 1.25%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account charges (including this option only)	0.30% 1.50%
Spousal Protection Annuity Option6 Total Variable Account charges (including this option only)	0.00% 1.20%
Beneficiary Protector Option
Total Variable Account charges (including this option)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.60%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.00%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.20%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2010, charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.43%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
2 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.
5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.
6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.43%)	$1,116	$1,910	$2,707	$4,892	*	$1,460	$2,437	$4,892	$486	$1,460	$2,437	$4,892
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$889	$1,247	$1,631	$2,893	*	$797	$1,361	$2,893	$259	$797	$1,361	$2,893

*The contracts sold under this prospectus do not permit annuitization during the first 2 Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax Qualified Plans;
•	Investment-only;
•	Non-Qualified;
•	Roth IRAs; and
•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing (see "Surrender (Redemption) Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see "Surrender (Redemption) After Annuitization").

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Charges and Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application.  For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account if the Greater of One-Year or 5% Enhanced Death Benefit Option is elected.  For contracts issued prior to January 2, 2001, or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account if the 5% Enhanced Death Benefit Option is elected (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, 2 Guaranteed Minimum Income Benefit options were available at the time of application.  If the Contract Owner elected a Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for no additional charge.

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less withdrawals from the contract and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on that exemption, Nationwide does not file periodic reports that would otherwise be required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that contains the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  The Variable Account was established on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account, meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken for any reason before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from the Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract Owners can obtain a GTO prospectus by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For Contract Owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed

Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For Contract Owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  These gurantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the 2.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges, and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges, and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annual rate of 0.05% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased a Guaranteed Minimum Income Benefit option at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Spousal Protection Annuity Option

An applicant for an Individual Retirement Annuity or a Non-Qualified Contract may elect the Spousal Protection Annuity Option at no additional cost.  If the Spousal Protection Annuity Option is elected, the contract must meet the following requirements:

(1)
one or both of the spouses must be named as the Contract Owner.  For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole Contract Owner;

(2)	both spouses must be named as Co-Annuitants and both must be age 85 or younger at the time the contract is issued;

(3)	no other person may be named as Contract Owner, joint owner, contingent owner, Annuitant, Co-Annuitant or primary beneficiary; and

(4)
if both spouses are alive upon annuitization, the Contract Owner(s) must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend.  For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the Contract Owner.

Election of the Spousal Protection Annuity Option permits the following:

If one Annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole Contract Owner.  If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another Co-Annuitant.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Annuity Option to cover a subsequent spouse.

If the death benefit is higher than the Contract Value at the time of the death of any Annuitant, the Contract Value will be adjusted to equal the death benefit amount.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:
a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;
b =	purchase payments, proportionately adjusted for withdrawals; and
c =	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:
a =	Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;
b =	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d =	any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts of the Variable Account, the Fixed Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves 2 steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% until the credit is applied.  After the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date the request was signed.

However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide's home office.

The Contract Owner may also request a change in the Annuitant, contingent Annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent Annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant.  If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase.  The application and all necessary information must be complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Except on the days listed below and on weekends, purchase payments, transfers, and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.   If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value and then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account, or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts, and amounts from the Fixed Account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period;

(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining the Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus any amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the 1-year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account and amounts transferred to the Fixed Account must remain on deposit.

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the Variable Account and amounts allocated to the Guaranteed Term Options for any 12 month period.  Nationwide also reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to Contract Owners.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in 1 day, this counts as 1 transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or 1 underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as 1 transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier,

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less withdrawals from the contract and any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less withdrawals from the contract any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide may be required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to 6 months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information."

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in 5 years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.   The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every 3 months or on another frequency if permitted by Nationwide.  If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

•	Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R

•	NVIT - NVIT Federated NVIT High Income Bond Fund: Class III

•	NVIT - NVIT Government Bond Fund: Class I

•	NVIT - NVIT Money Market Fund: Class I

The following underlying mutual fund is only available for Dollar Cost Averaging in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.  If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of all purchase payments made to the contract as of the withdrawal date;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are 2 options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday;

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the Variable Account,

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.  Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

When May the Guaranteed Annuitization Value be Used?

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any contract anniversary:

(1)	after the contract has been in effect for 7 years; AND

(2)	the Annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The Contract Owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial advisor in evaluating the GMIB options, and all other aspects of the contract.

♦ GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only 1 annuity payment.  The Annuitant will only receive 2 annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only 1 annuity payment.  No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner – Non-Qualified Contracts

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the last surviving Contract Owner's estate becomes the Contract Owner.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in "Appendix C: Contract Types and Tax Information."

Death of Annuitant – Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent Annuitant is named.  If a contingent Annuitant is named, the contingent Annuitant becomes the Annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.

If no beneficiaries survive the Annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the Annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a Contract Owner/Annuitant dies before the Annuitization Date.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may select 1 of 2 death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

If a Contract Owner who is also the Annuitant dies, and the beneficiary is the Contract Owner/ Annuitant's spouse who is:

(a)	eligible to continue the contract; and

(b)	entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the Contract Value adjusted to include the difference between the death benefit (if greater than the Contract Value) and the Contract Value at the time of the Contract Owner/Annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If no optional death benefit is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The standard death benefit includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver.

Long-Term Care/Nursing Home Waiver

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server.  To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March

2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586,380), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586,380, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-53023

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").

FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with all optional benefits available on December 31, 2010 (the maximum Variable Account charge of 2.20%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                         1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                     www.nationwide.com

No Optional Benefits Elected (Total 1.20%)
(Variable Account Charges of 1.20% of the Daily Net Assets of the Variable Account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.744818	10.937267	25.07%	28,682	2010
	6.204371	8.744818	40.95%	19,126	2009
	10.000000	6.204371	-37.96%	598	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.349734	12.826176	3.86%	176,371	2010
	11.341243	12.349734	8.89%	145,458	2009
	11.664298	11.341243	-2.77%	131,207	2008
	10.782991	11.664298	8.17%	100,852	2007
	10.743070	10.782991	0.37%	106,446	2006
	10.705893	10.743070	0.35%	214,400	2005
	10.240855	10.705893	4.54%	277,614	2004
	10.000000	10.240855	2.41%	42,431	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.729347	13.228101	12.78%	233,462	2010
	10.052611	11.729347	16.68%	297,188	2009
	15.554749	10.052611	-35.37%	371,991	2008
	15.755326	15.554749	-1.27%	471,697	2007
	13.618988	15.755326	15.69%	612,488	2006
	13.173845	13.618988	3.38%	771,621	2005
	11.800602	13.173845	11.64%	830,554	2004
	9.233496	11.800602	27.80%	964,050	2003
	11.591056	9.233496	-20.34%	1,020,097	2002
	12.802086	11.591056	-9.46%	1,029,114	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.247605	12.074087	17.82%	19,678	2010
	7.981902	10.247605	28.39%	25,824	2009
	10.679075	7.981902	-25.26%	36,287	2008
	11.064576	10.679075	-3.48%	30,504	2007
	10.000000	11.064576	10.65%	29,135	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.080182	13.100288	8.44%	85,377	2010
	10.000000	12.080182	20.80%	48,206	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	375	2010
	10.000000	10.102183	1.02%	5,262	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.369464	15.377498	24.32%	21,926	2010
	10.013642	12.369464	23.53%	26,538	2009
	14.670723	10.013642	-31.74%	34,422	2008
	14.947780	14.670723	-1.85%	43,574	2007
	13.223234	14.947780	13.04%	63,159	2006
	12.480627	13.223234	5.95%	78,168	2005
	10.364013	12.480627	20.42%	150,306	2004
	7.613403	10.364013	36.13%	57,814	2003
	10.000000	7.613403	-23.87%	34,808	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	10.182340	11.550728	13.44%	94,433	2010
	7.705099	10.182340	32.15%	103,702	2009
	11.892933	7.705099	-35.21%	128,356	2008
	11.168633	11.892933	6.49%	189,755	2007
	10.351504	11.168633	7.89%	243,757	2006
	10.111287	10.351504	2.38%	348,087	2005
	9.635655	10.111287	4.94%	416,867	2004
	7.739942	9.635655	24.49%	470,691	2003
	11.025487	7.739942	-29.80%	550,359	2002
	14.414394	11.025487	-23.51%	692,335	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.595206	13.156042	13.46%	797,377	2010
	9.289668	11.595206	24.82%	940,459	2009
	14.958510	9.289668	-37.90%	1,073,913	2008
	14.385200	14.958510	3.99%	1,354,191	2007
	12.605780	14.385200	14.12%	1,791,197	2006
	12.186711	12.605780	3.44%	2,265,193	2005
	11.148445	12.186711	9.31%	2,653,753	2004
	8.790442	11.148445	26.82%	2,862,626	2003
	11.460136	8.790442	-23.30%	3,065,137	2002
	13.209188	11.460136	-13.24%	3,142,328	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.797113	14.580318	13.93%	204,371	2010
	10.568422	12.797113	21.09%	228,046	2009
	15.183971	10.568422	-30.40%	274,183	2008
	14.346155	15.183971	5.84%	342,325	2007
	12.465876	14.346155	15.08%	469,328	2006
	12.087664	12.465876	3.13%	595,910	2005
	11.646776	12.087664	3.79%	630,995	2004
	9.728623	11.646776	19.72%	694,070	2003
	11.823034	9.728623	-17.71%	724,249	2002
	13.195948	11.823034	-10.40%	696,448	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.232405	16.329532	7.20%	265,451	2010
	12.801405	15.232405	18.99%	329,710	2009
	13.975403	12.801405	-8.40%	409,040	2008
	13.423384	13.975403	4.11%	525,970	2007
	13.044103	13.423384	2.91%	653,677	2006
	13.033001	13.044103	0.09%	786,540	2005
	12.730457	13.033001	2.38%	870,384	2004
	12.313044	12.730457	3.39%	1,092,566	2003
	11.401464	12.313044	8.00%	1,248,204	2002
	10.684388	11.401464	6.71%	635,197	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.252378	11.419590	11.38%	59,127	2010
	8.358168	10.252378	22.66%	22,773	2009
	11.291189	8.358168	-25.98%	24,272	2008
	10.519576	11.291189	7.34%	140	2007
	10.000000	10.519576	5.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.702572	10.978165	13.15%	12,974	2010
	7.625956	9.702572	27.23%	19,788	2009
	11.471058	7.625956	-33.52%	19,788	2008
	10.539579	11.471058	8.84%	14,056	2007
	10.000000	10.539579	5.40%	21,095	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.214958	10.561122	14.61%	16,157	2010
	7.097840	9.214958	29.83%	21,569	2009
	11.601646	7.097840	-38.82%	14,575	2008
	10.559747	11.601646	9.87%	6,248	2007
	10.000000	10.559747	5.60%	8,232	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.867305	10.439308	17.73%	89,907	2010
	6.081720	8.867305	45.80%	75,500	2009
	13.500848	6.081720	-54.95%	99,375	2008
	9.383035	13.500848	43.89%	97,775	2007
	10.000000	9.383035	-6.17%	35,409	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.092259	14.886926	13.71%	718,639	2010
	10.190835	13.092259	28.47%	945,589	2009
	18.002932	10.190835	-43.39%	1,116,121	2008
	17.968073	18.002932	0.19%	1,437,224	2007
	15.144659	17.968073	18.64%	1,839,844	2006
	14.493567	15.144659	4.49%	2,159,695	2005
	13.170455	14.493567	10.05%	2,373,559	2004
	10.236736	13.170455	28.66%	2,382,653	2003
	12.483021	10.236736	-17.99%	2,311,460	2002
	13.313013	12.483021	-6.23%	1,916,093	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.600829	12.993343	22.57%	642,503	2010
	8.372807	10.600829	26.61%	774,251	2009
	16.060924	8.372807	-47.87%	957,021	2008
	12.813873	16.060924	25.34%	1,193,533	2007
	12.151083	12.813873	5.45%	1,588,926	2006
	11.638000	12.151083	4.41%	2,050,302	2005
	11.407069	11.638000	2.02%	2,383,000	2004
	8.695091	11.407069	31.19%	2,670,355	2003
	12.608518	8.695091	-31.04%	2,913,435	2002
	15.512519	12.608518	-18.72%	3,369,434	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.165048	13.676299	12.42%	187,633	2010
	8.563916	12.165048	42.05%	218,004	2009
	11.567096	8.563916	-25.96%	278,209	2008
	11.405362	11.567096	1.42%	357,797	2007
	10.382924	11.405362	9.85%	516,097	2006
	10.250064	10.382924	1.30%	620,605	2005
	9.477262	10.250064	8.15%	686,997	2004
	7.554754	9.477262	25.45%	801,310	2003
	7.379494	7.554754	2.37%	900,292	2002
	8.478210	7.379494	-12.96%	740,039	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.335924	11.607104	12.30%	62,296	2010
	7.268321	10.335924	42.21%	59,068	2009
	9.806038	7.268321	-25.88%	43,721	2008
	10.000000	9.806038	-1.94%	44,634	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.199820	12.979067	6.39%	195,751	2010
	10.674834	12.199820	14.29%	204,606	2009
	11.178437	10.674834	-4.51%	160,412	2008
	10.857668	11.178437	2.95%	181,444	2007
	10.536126	10.857668	3.05%	200,680	2006
	10.446445	10.536126	0.86%	183,441	2005
	10.135570	10.446445	3.07%	87,919	2004
	10.000000	10.135570	1.36%	26,428	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.303679	11.830540	27.16%	117,636	2010
	6.725459	9.303679	38.34%	126,114	2009
	11.253265	6.725459	-40.24%	146,649	2008
	9.863182	11.253265	14.09%	171,119	2007
	10.000000	9.863182	-1.37%	109,428	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.555045	15.132512	11.64%	80,355	2010
	10.850910	13.555045	24.92%	95,861	2009
	19.565247	10.850910	-44.54%	126,884	2008
	16.896770	19.565247	15.79%	176,647	2007
	14.499246	16.896770	16.54%	213,211	2006
	12.334722	14.499246	17.55%	256,478	2005
	11.000744	12.334722	12.13%	286,186	2004
	7.775040	11.000744	41.49%	335,111	2003
	9.879361	7.775040	-21.30%	379,343	2002
	12.702222	9.879361	-22.22%	472,493	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.489945	15.062151	11.65%	119,290	2010
	10.794322	13.489945	24.97%	148,232	2009
	19.467718	10.794322	-44.55%	172,930	2008
	16.809880	19.467718	15.81%	194,769	2007
	14.424335	16.809880	16.54%	270,660	2006
	12.275838	14.424335	17.50%	281,955	2005
	10.947388	12.275838	12.13%	256,490	2004
	7.734738	10.947388	41.54%	157,069	2003
	10.000000	7.734738	-22.65%	99,913	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.906264	14.875465	24.94%	40,102	2010
	7.656370	11.906264	55.51%	73,856	2009
	15.872344	7.656370	-51.76%	53,769	2008
	15.214228	15.872344	4.33%	80,446	2007
	13.252038	15.214228	14.81%	109,445	2006
	13.078442	13.252038	1.33%	130,578	2005
	11.612918	13.078442	12.62%	135,348	2004
	7.448995	11.612918	55.90%	142,757	2003
	10.000000	7.448995	-25.51%	46,660	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.619457	11.821730	11.32%	103,639	2010
	7.926819	10.619457	33.97%	95,594	2009
	11.405666	7.926819	-30.50%	75,673	2008
	11.126930	11.405666	2.51%	73,123	2007
	10.000000	11.126930	11.27%	81,746	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.277889	10.486815	26.68%	76,461	2010
	6.487052	8.277889	27.61%	57,704	2009
	9.802409	6.487052	-33.82%	64,797	2008
	10.164026	9.802409	-3.56%	70,238	2007
	10.000000	10.164026	1.64%	72,549	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.496860	9.255758	8.93%	34,512	2010
	6.602655	8.496860	28.69%	44,393	2009
	10.000000	6.602655	-33.97%	32,903	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.826778	12.570352	16.10%	33,675	2010
	6.347673	10.826778	70.56%	32,139	2009
	13.575240	6.347673	-53.24%	37,296	2008
	10.676971	13.575240	27.15%	28,352	2007
	10.000000	10.676971	6.77%	17,618	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.892389	10.595408	7.11%	18,491	2010
	7.297905	9.892389	35.55%	22,264	2009
	12.392141	7.297905	-41.11%	22,648	2008
	10.865204	12.392141	14.05%	27,934	2007
	10.000000	10.865204	8.65%	32,823	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.113920	15.949762	13.01%	54,464	2010
	12.036200	14.113920	17.26%	49,844	2009
	11.470459	12.036200	4.93%	54,655	2008
	10.456863	11.470459	9.69%	42,693	2007
	10.000000	10.456863	4.57%	25,748	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.377654	8.397536	13.82%	19,727	2010
	6.185696	7.377654	19.27%	19,786	2009
	10.912533	6.185696	-43.32%	22,489	2008
	9.885895	10.912533	10.38%	19,883	2007
	10.000000	9.885895	-1.14%	2,050	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.073745	9.450422	17.05%	6,780	2010
	5.755196	8.073745	40.29%	7,322	2009
	11.017691	5.755196	-47.76%	6,661	2008
	10.088107	11.017691	9.21%	10,055	2007
	10.000000	10.088107	0.88%	4,760	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	56,325	2010
	17.674192	21.835756	23.55%	28,036	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.292757	9.776182	5.20%	599,311	2010
	6.441522	9.292757	44.26%	707,502	2009
	11.707458	6.441522	-44.98%	796,163	2008
	8.673028	11.707458	34.99%	983,875	2007
	8.044709	8.673028	7.81%	1,363,013	2006
	7.233815	8.044709	11.21%	1,554,991	2005
	6.206483	7.233815	16.55%	1,816,328	2004
	5.224689	6.206483	18.79%	2,179,617	2003
	6.290120	5.224689	-16.94%	2,562,268	2002
	8.145127	6.290120	-22.77%	3,001,802	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.478522	15.351577	23.02%	9,197	2010
	8.039786	12.478522	55.21%	15,765	2009
	14.504483	8.039786	-44.57%	19,572	2008
	12.058365	14.504483	20.29%	25,582	2007
	11.306670	12.058365	6.65%	27,522	2006
	10.279283	11.306670	9.99%	35,563	2005
	10.317923	10.279283	-0.37%	35,540	2004
	7.097740	10.317923	45.37%	62,167	2003
	10.000000	7.097740	-29.02%	26,783	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.097605	5.036169	22.91%	224,496	2010
	2.643381	4.097605	55.01%	273,953	2009
	4.775364	2.643381	-44.65%	290,579	2008
	3.971844	4.775364	20.23%	399,755	2007
	3.728118	3.971844	6.54%	590,047	2006
	3.382577	3.728118	10.22%	675,449	2005
	3.404379	3.382577	-0.64%	846,091	2004
	2.352398	3.404379	44.72%	1,082,245	2003
	4.030994	2.352398	-41.64%	1,297,660	2002
	6.509446	4.030994	-38.07%	2,142,738	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.131758	29.810212	23.53%	146,486	2010
	13.639607	24.131758	76.92%	126,069	2009
	28.888141	13.639607	-52.78%	157,279	2008
	22.831314	28.888141	26.53%	212,166	2007
	15.752110	22.831314	44.94%	256,414	2006
	12.076286	15.752110	30.44%	260,871	2005
	10.296399	12.076286	17.29%	188,451	2004
	7.745526	10.296399	32.93%	173,256	2003
	10.000000	7.745526	-22.54%	161,911	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.113259	17.432478	23.52%	302,452	2010
	7.977040	14.113259	76.92%	401,666	2009
	16.901767	7.977040	-52.80%	464,848	2008
	13.363752	16.901767	26.47%	582,942	2007
	9.224320	13.363752	44.88%	809,501	2006
	7.075935	9.224320	30.36%	923,768	2005
	6.034263	7.075935	17.26%	1,116,043	2004
	4.539769	6.034263	32.92%	1,346,164	2003
	6.189198	4.539769	-26.65%	1,629,083	2002
	8.181886	6.189198	-24.35%	2,035,249	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.865912	14.473302	21.97%	38,177	2010
	9.479322	11.865912	25.18%	52,879	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.461369	10.396378	9.88%	76,923	2010
	7.820481	9.461369	20.98%	91,259	2009
	11.769084	7.820481	-33.55%	81,498	2008
	11.072036	11.769084	6.30%	61,584	2007
	10.000000	11.072036	10.72%	36,299	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.756923	7.57%	6,945	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.204416	10.614801	4.02%	89,426	2010
	9.113768	10.204416	11.97%	114,445	2009
	10.655363	9.113768	-14.47%	105,884	2008
	10.294293	10.655363	3.51%	204,210	2007
	9.998849	10.294293	2.95%	224,731	2006
	9.975981	9.998849	0.23%	228,703	2005
	10.019076	9.975981	-0.43%	142,630	2004
	10.000000	10.019076	0.19%	35,424	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.014399	8.289379	18.18%	2,391	2010
	5.783597	7.014399	21.28%	4,022	2009
	9.671730	5.783597	-40.20%	1,999	2008
	9.739699	9.671730	-0.70%	992	2007
	10.000000	9.739699	-2.60%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.062852	13.428283	21.38%	7,525	2010
	8.519760	11.062852	29.85%	11,213	2009
	14.240089	8.519760	-40.17%	17,781	2008
	13.394228	14.240089	6.32%	20,871	2007
	11.922729	13.394228	12.34%	23,836	2006
	11.292761	11.922729	5.58%	9,834	2005
	10.000000	11.292761	12.93%	3,286	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.760382	7.964907	17.82%	84,971	2010
	5.126544	6.760382	31.87%	105,663	2009
	8.465669	5.126544	-39.44%	121,692	2008
	7.168076	8.465669	18.10%	155,405	2007
	6.833425	7.168076	4.90%	222,847	2006
	6.494037	6.833425	5.23%	285,475	2005
	6.077202	6.494037	6.86%	316,784	2004
	4.633836	6.077202	31.15%	415,903	2003
	6.580071	4.633836	-29.58%	471,904	2002
	9.268169	6.580071	-29.00%	545,874	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.463678	13.972200	12.10%	589,673	2010
	10.000000	12.463678	24.64%	95	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.290525	10.282176	10.67%	41,376	2010
	7.619334	9.290525	21.93%	67,220	2009
	10.981885	7.619334	-30.62%	93,376	2008
	10.472825	10.981885	4.86%	175,074	2007
	10.000000	10.472825	4.73%	222,865	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.494946	10.990144	4.72%	79,441	2010
	9.471637	10.494946	10.80%	88,258	2009
	10.636755	9.471637	-10.95%	120,512	2008
	10.454871	10.636755	1.74%	103,946	2007
	10.000000	10.454871	4.55%	67,394	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.307303	11.334491	9.97%	95,675	2010
	7.367390	10.307303	39.90%	105,617	2009
	12.152287	7.367390	-39.37%	113,757	2008
	10.755666	12.152287	12.98%	104,588	2007
	10.000000	10.755666	7.56%	63,622	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.589921	10.030959	16.78%	148,508	2010
	6.264678	8.589921	37.12%	152,342	2009
	11.366340	6.264678	-44.88%	162,538	2008
	10.281776	11.366340	10.55%	144,248	2007
	10.000000	10.281776	2.82%	124,053	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.753245	8.500979	9.64%	95,794	2010
	6.004590	7.753245	29.12%	98,108	2009
	9.812784	6.004590	-38.81%	93,573	2008
	10.000000	9.812784	-1.87%	60,229	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.559975	17.395585	11.80%	35,540	2010
	10.787009	15.559975	44.25%	56,104	2009
	15.161801	10.787009	-28.85%	69,319	2008
	14.880516	15.161801	1.89%	109,579	2007
	13.616913	14.880516	9.28%	162,591	2006
	13.461410	13.616913	1.16%	214,386	2005
	12.375393	13.461410	8.78%	297,880	2004
	10.244088	12.375393	20.81%	309,502	2003
	10.044539	10.244088	1.99%	271,035	2002
	9.755865	10.044539	2.96%	169,138	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.940929	13.350303	11.80%	61,973	2010
	8.273481	11.940929	44.33%	54,939	2009
	11.646442	8.273481	-28.96%	37,504	2008
	11.426670	11.646442	1.92%	67,617	2007
	10.456788	11.426670	9.28%	67,241	2006
	10.000000	10.456788	4.57%	34,947	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.768792	8.873553	14.22%	341,787	2010
	5.140642	7.768792	51.12%	438,921	2009
	10.000000	5.140642	-48.59%	2,526	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.964638	9.724722	22.10%	0	2010
	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.120150	9.222635	13.58%	1,922	2010
	6.361474	8.120150	27.65%	0	2009
	10.000000	6.361474	-36.39%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.381701	10.233697	9.08%	10,577	2010
	7.924860	9.381701	18.38%	10,577	2009
	10.000000	7.924860	-20.75%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.835230	9.810720	11.04%	2,345	2010
	7.202203	8.835230	22.67%	15,289	2009
	10.000000	7.202203	-27.98%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.134560	10.693892	5.52%	3,862	2010
	9.075933	10.134560	11.66%	2,126	2009
	10.000000	9.075933	-9.24%	13,143	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.108906	10.022954	10.03%	8,049	2010
	7.560267	9.108906	20.48%	306	2009
	10.000000	7.560267	-24.40%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.552690	9.574904	11.95%	18,448	2010
	6.838895	8.552690	25.06%	41,657	2009
	10.000000	6.838895	-31.61%	8,951	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.656186	10.402177	7.73%	18,556	2010
	8.305104	9.656186	16.27%	26,476	2009
	10.000000	8.305104	-16.95%	12,188	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.603308	11.215326	5.77%	17,538	2010
	9.865476	10.603308	7.48%	14,863	2009
	10.000000	9.865476	-1.35%	3,081	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.561020	11.141529	5.50%	0	2010
	9.843611	10.561020	7.29%	0	2009
	10.000000	9.843611	-1.56%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.758326	26.122563	14.78%	469	2010
	14.104539	22.758326	61.35%	469	2009
	33.799667	14.104539	-58.27%	1,732	2008
	23.500696	33.799667	43.82%	1,798	2007
	17.397252	23.500696	35.08%	1,798	2006
	13.275190	17.397252	31.05%	1,798	2005
	11.128016	13.275190	19.30%	2,332	2004
	6.815122	11.128016	63.28%	4,608	2003
	8.137235	6.815122	-16.25%	5,198	2002
	8.686950	8.137235	-6.33%	8,068	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.048732	28.761189	14.82%	71,874	2010
	15.507825	25.048732	61.52%	99,790	2009
	37.222183	15.507825	-58.34%	92,876	2008
	25.885813	37.222183	43.79%	159,966	2007
	19.173227	25.885813	35.01%	159,025	2006
	14.628417	19.173227	31.07%	142,607	2005
	12.261030	14.628417	19.31%	115,140	2004
	7.511024	12.261030	63.24%	38,972	2003
	10.000000	7.511024	-24.89%	14,206	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.527093	16.074348	3.52%	518,940	2010
	15.304243	15.527093	1.46%	601,876	2009
	14.380053	15.304243	6.43%	775,621	2008
	13.583305	14.380053	5.87%	977,193	2007
	13.303332	13.583305	2.10%	1,211,613	2006
	13.038934	13.303332	2.03%	1,411,611	2005
	12.780385	13.038934	2.02%	1,576,914	2004
	12.681945	12.780385	0.78%	1,938,662	2003
	11.565612	12.681945	9.65%	2,352,258	2002
	10.914977	11.565612	5.96%	1,454,681	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.687119	11.962338	11.93%	979	2010
	8.338511	10.687119	28.17%	979	2009
	15.645882	8.338511	-46.70%	2,301	2008
	12.455693	15.645882	25.61%	2,400	2007
	9.481057	12.455693	31.37%	2,457	2006
	7.369528	9.481057	28.65%	2,623	2005
	6.531881	7.369528	12.82%	3,172	2004
	4.874649	6.531881	34.00%	3,621	2003
	6.500996	4.874649	-25.02%	7,764	2002
	9.222891	6.500996	-29.51%	11,970	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.019966	19.047309	11.91%	61,063	2010
	13.284846	17.019966	28.12%	68,003	2009
	24.919078	13.284846	-46.69%	69,890	2008
	19.837629	24.919078	25.62%	97,926	2007
	15.101683	19.837629	31.36%	103,117	2006
	11.741561	15.101683	28.62%	68,773	2005
	10.392529	11.741561	12.98%	18,535	2004
	7.772433	10.392529	33.71%	13,214	2003
	10.000000	7.772433	-22.28%	13,181	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.396757	8.909825	6.11%	3,010	2010
	6.608175	8.396757	27.07%	12,404	2009
	11.752968	6.608175	-43.77%	14,406	2008
	10.875421	11.752968	8.07%	14,112	2007
	10.000000	10.875421	8.75%	1,159	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.223295	13.843384	13.25%	37,889	2010
	9.725789	12.223295	25.68%	86,190	2009
	15.586769	9.725789	-37.60%	111,030	2008
	14.889933	15.586769	4.68%	131,376	2007
	12.895102	14.889933	15.47%	134,705	2006
	12.092189	12.895102	6.64%	132,253	2005
	10.733522	12.092189	12.66%	118,079	2004
	8.238400	10.733522	30.29%	115,070	2003
	10.000000	8.238400	-17.62%	71,260	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.546847	12.527985	8.50%	0	2010
	10.000000	11.546847	15.47%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.106579	13.400366	10.69%	0	2010
	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.219414	12.784205	4.62%	163,959	2010
	11.337840	12.219414	7.78%	215,255	2009
	12.211001	11.337840	-7.15%	331,773	2008
	11.728967	12.211001	4.11%	351,472	2007
	11.181789	11.728967	4.89%	780,178	2006
	10.954966	11.181789	2.07%	692,555	2005
	10.595099	10.954966	3.40%	403,154	2004
	9.938018	10.595099	6.61%	466,014	2003
	10.000000	9.938018	-0.62%	280,885	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.386263	13.573262	9.58%	551,282	2010
	10.523064	12.386263	17.71%	656,267	2009
	13.867663	10.523064	-24.12%	683,367	2008
	13.285144	13.867663	4.38%	896,178	2007
	12.075166	13.285144	10.02%	916,915	2006
	11.601416	12.075166	4.08%	1,021,060	2005
	10.720050	11.601416	8.22%	1,003,875	2004
	9.037949	10.720050	18.61%	802,953	2003
	10.000000	9.037949	-9.62%	476,570	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.451067	13.880562	11.48%	138,199	2010
	10.131069	12.451067	22.90%	171,179	2009
	14.945964	10.131069	-32.22%	224,262	2008
	14.251945	14.945964	4.87%	358,193	2007
	12.593401	14.251945	13.17%	434,458	2006
	11.904051	12.593401	5.79%	449,756	2005
	10.748772	11.904051	10.75%	396,946	2004
	8.590418	10.748772	25.13%	253,401	2003
	10.000000	8.590418	-14.10%	102,280	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.460165	13.359130	7.21%	192,361	2010
	11.008504	12.460165	13.19%	245,853	2009
	13.115336	11.008504	-16.06%	279,127	2008
	12.540694	13.115336	4.58%	266,197	2007
	11.706575	12.540694	7.13%	310,819	2006
	11.339678	11.706575	3.24%	363,716	2005
	10.710627	11.339678	5.87%	381,711	2004
	9.534557	10.710627	12.33%	327,655	2003
	10.000000	9.534557	-4.65%	183,916	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.424067	27.960209	24.69%	124,631	2010
	16.596330	22.424067	35.11%	150,510	2009
	26.438587	16.596330	-37.23%	197,439	2008
	24.880577	26.438587	6.26%	278,980	2007
	22.915733	24.880577	8.57%	382,387	2006
	20.689986	22.915733	10.76%	456,911	2005
	18.094597	20.689986	14.34%	515,715	2004
	13.601153	18.094597	33.04%	446,765	2003
	16.253946	13.601153	-16.32%	451,039	2002
	16.670157	16.253946	-2.50%	282,466	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.038832	11.894382	-1.20%	1,230,185	2010
	12.179942	12.038832	-1.16%	1,630,149	2009
	12.079795	12.179942	0.83%	2,124,963	2008
	11.668105	12.079795	3.53%	2,217,238	2007
	11.297619	11.668105	3.28%	1,862,285	2006
	11.137309	11.297619	1.44%	1,864,796	2005
	11.181852	11.137309	-0.40%	1,885,578	2004
	11.247296	11.181852	-0.58%	2,649,818	2003
	11.247642	11.247296	0.00%	3,603,141	2002
	10.989031	11.247642	2.35%	3,319,525	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.139348	16.541368	9.26%	152,585	2010
	12.319676	15.139348	22.89%	191,691	2009
	15.076201	12.319676	-18.28%	243,847	2008
	14.585737	15.076201	3.36%	320,691	2007
	14.081135	14.585737	3.58%	399,081	2006
	13.947624	14.081135	0.96%	485,333	2005
	13.251194	13.947624	5.26%	416,983	2004
	11.962673	13.251194	10.77%	454,110	2003
	11.293959	11.962673	5.92%	536,284	2002
	10.972282	11.293959	2.93%	290,144	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.212008	9.252389	12.67%	345,657	2010
	6.091001	8.212008	34.82%	444,830	2009
	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.227625	15.964612	4.84%	43,920	2010
	11.870601	15.227625	28.28%	53,895	2009
	22.388260	11.870601	-46.98%	75,955	2008
	22.016277	22.388260	1.69%	98,293	2007
	18.153613	22.016277	21.28%	136,010	2006
	16.397022	18.153613	10.71%	129,773	2005
	13.800078	16.397022	18.82%	133,586	2004
	10.000000	13.800078	38.00%	20,475	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.094976	9.238387	14.12%	94,454	2010
	6.313352	8.094976	28.22%	13,635	2009
	10.000000	6.313352	-36.87%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.431033	4.31%	22,697	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.927560	8.830785	11.39%	4,382	2010
	6.297572	7.927560	25.88%	7,311	2009
	10.000000	6.297572	-37.02%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	688,210	2010
	6.229179	7.823609	25.60%	821,748	2009
	10.000000	6.229179	-37.71%	1,156	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.641112	10.213593	18.20%	411,238	2010
	6.703532	8.641112	28.90%	534,250	2009
	10.000000	6.703532	-32.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.443667	14.183713	23.94%	85,283	2010
	9.087220	11.443667	25.93%	101,773	2009
	17.166371	9.087220	-47.06%	115,074	2008
	15.832320	17.166371	8.43%	140,659	2007
	15.526190	15.832320	1.97%	184,265	2006
	14.537994	15.526190	6.80%	220,357	2005
	12.973972	14.537994	12.06%	241,501	2004
	9.780139	12.973972	32.66%	264,793	2003
	14.838618	9.780139	-34.09%	261,220	2002
	16.846010	14.838618	-11.92%	242,911	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.960286	32.472819	25.09%	158,660	2010
	20.818097	25.960286	24.70%	185,940	2009
	31.056789	20.818097	-32.97%	215,834	2008
	33.763890	31.056789	-8.02%	278,738	2007
	29.134444	33.763890	15.89%	355,659	2006
	28.608182	29.134444	1.84%	440,712	2005
	24.685368	28.608182	15.89%	509,345	2004
	15.928613	24.685368	54.98%	508,152	2003
	22.134881	15.928613	-28.04%	530,805	2002
	17.466310	22.134881	26.73%	433,738	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.859607	28.304046	23.82%	157,778	2010
	17.176615	22.859607	33.09%	206,358	2009
	28.126986	17.176615	-38.93%	239,784	2008
	27.876127	28.126986	0.90%	297,116	2007
	25.182239	27.876127	10.70%	392,822	2006
	22.692159	25.182239	10.97%	501,601	2005
	19.296948	22.692159	17.59%	543,249	2004
	13.850506	19.296948	39.32%	548,766	2003
	16.957444	13.850506	-18.32%	551,748	2002
	18.398225	16.957444	-7.83%	420,417	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.890161	12.206686	12.09%	178,192	2010
	8.741250	10.890161	24.58%	230,193	2009
	15.138387	8.741250	-42.26%	271,968	2008
	14.164409	15.138387	6.88%	348,595	2007
	12.616582	14.164409	12.27%	432,680	2006
	11.884933	12.616582	6.16%	562,517	2005
	10.960481	11.884933	8.43%	674,188	2004
	8.699902	10.960481	25.98%	771,491	2003
	10.654646	8.699902	-18.35%	844,990	2002
	12.230458	10.654646	-12.88%	823,212	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.240299	9.312555	28.62%	329,910	2010
	5.601154	7.240299	29.26%	417,138	2009
	10.000000	5.601154	-43.99%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.438093	10.562393	1.19%	37,961	2010
	9.863610	10.438093	5.82%	46,410	2009
	10.000000	9.863610	-1.36%	1,345	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.244440	14.585149	10.12%	18,512	2010
	10.723883	13.244440	23.50%	29,255	2009
	19.501770	10.723883	-45.01%	32,107	2008
	16.463710	19.501770	18.45%	45,203	2007
	13.237138	16.463710	24.38%	59,595	2006
	11.226453	13.237138	17.91%	76,145	2005
	9.823812	11.226453	14.28%	83,138	2004
	7.307866	9.823812	34.43%	93,000	2003
	9.913802	7.307866	-26.29%	110,732	2002
	12.359900	9.913802	-19.79%	124,511	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.303440	20.138689	10.03%	4,330	2010
	14.820780	18.303440	23.50%	7,085	2009
	26.944986	14.820780	-45.00%	6,291	2008
	22.739391	26.944986	18.49%	15,036	2007
	18.293047	22.739391	24.31%	7,190	2006
	15.514347	18.293047	17.91%	11,612	2005
	13.575979	15.514347	14.28%	4,385	2004
	10.000000	13.575979	35.76%	3,988	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.955200	13.926167	7.49%	1,615,539	2010
	10.000000	12.955200	29.55%	589	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.929827	13.585442	5.07%	4,295	2010
	10.000000	12.929827	29.30%	1,882	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.749552	12.295754	14.38%	168,563	2010
	8.463794	10.749552	27.01%	210,909	2009
	13.596107	8.463794	-37.75%	259,195	2008
	14.074146	13.596107	-3.40%	330,907	2007
	12.289836	14.074146	14.52%	480,312	2006
	11.931935	12.289836	3.00%	603,264	2005
	10.278230	11.931935	16.09%	553,511	2004
	7.914998	10.278230	29.86%	427,420	2003
	10.702140	7.914998	-26.04%	281,970	2002
	12.331560	10.702140	-13.21%	224,578	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.870882	21.622970	14.58%	124,939	2010
	13.672499	18.870882	38.02%	171,498	2009
	23.139603	13.672499	-40.91%	209,351	2008
	22.026248	23.139603	5.05%	239,753	2007
	18.942389	22.026248	16.28%	299,773	2006
	16.767687	18.942389	12.97%	357,137	2005
	14.238187	16.767687	17.77%	349,619	2004
	10.000000	14.238187	42.38%	143,315	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.921033	13.658449	14.57%	233,401	2010
	8.632507	11.921033	38.09%	298,794	2009
	14.608429	8.632507	-40.91%	359,819	2008
	13.907967	14.608429	5.04%	424,060	2007
	11.960386	13.907967	16.28%	518,187	2006
	10.590024	11.960386	12.94%	588,116	2005
	8.994884	10.590024	17.73%	671,243	2004
	6.365520	8.994884	41.31%	752,007	2003
	8.274485	6.365520	-23.07%	956,122	2002
	9.521827	8.274485	-13.10%	604,206	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.502869	2.835976	13.31%	5,057	2010
	1.998588	2.502869	25.23%	9,033	2009
	9.583349	1.998588	-79.15%	1,986	2008
	10.000000	9.583349	-4.17%	1,116	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.709588	3.073658	13.44%	432	2010
	2.188435	2.709588	23.81%	432	2009
	10.385859	2.188435	-78.93%	432	2008
	10.523389	10.385859	-1.31%	432	2007
	10.000000	10.523389	5.23%	12,095	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.008692	13.775808	14.72%	401,709	2010
	9.474608	12.008692	26.75%	487,724	2009
	15.585693	9.474608	-39.21%	597,849	2008
	15.107682	15.585693	3.16%	830,932	2007
	13.293323	15.107682	13.65%	1,078,556	2006
	12.695602	13.293323	4.71%	1,284,489	2005
	11.739303	12.695602	8.15%	1,419,909	2004
	9.376475	11.739303	25.20%	1,603,607	2003
	11.687410	9.376475	-19.77%	1,679,637	2002
	13.168121	11.687410	-11.24%	1,640,884	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.137614	9.921909	21.93%	17,340	2010
	6.003438	8.137614	35.55%	17,221	2009
	9.773861	6.003438	-38.58%	18,380	2008
	10.014381	9.773861	-2.40%	30,057	2007
	10.000000	10.014381	0.14%	32,150	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.468790	14.443430	25.94%	146,786	2010
	8.753721	11.468790	31.02%	197,934	2009
	17.395944	8.753721	-49.68%	258,079	2008
	16.559762	17.395944	5.05%	292,704	2007
	16.279198	16.559762	1.72%	417,888	2006
	14.668150	16.279198	10.98%	524,728	2005
	12.394931	14.668150	18.34%	594,200	2004
	9.989064	12.394931	24.09%	645,765	2003
	14.001802	9.989064	-28.66%	750,244	2002
	20.620784	14.001802	-32.10%	909,302	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.878232	11.754996	8.06%	33,813	2010
	10.000000	10.878232	8.78%	6,794	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.957755	11.387689	3.92%	137,145	2010
	10.000000	10.957755	9.58%	67,630	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.551642	5.52%	1,564	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.429972	11.041085	5.86%	25,776	2010
	9.628030	10.429972	8.33%	25,614	2009
	10.852448	9.628030	-11.28%	21,069	2008
	10.416914	10.852448	4.18%	27,916	2007
	10.000000	10.416914	4.17%	25,015	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.714045	38.724157	8.43%	15,977	2010
	27.761196	35.714045	28.65%	20,995	2009
	33.047924	27.761196	-16.00%	26,463	2008
	31.400371	33.047924	5.25%	30,547	2007
	28.681058	31.400371	9.48%	42,560	2006
	25.860301	28.681058	10.91%	50,760	2005
	23.781464	25.860301	8.74%	57,104	2004
	18.824701	23.781464	26.33%	88,558	2003
	17.444590	18.824701	7.91%	124,296	2002
	16.037786	17.444590	8.77%	51,166	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.632505	28.368327	25.34%	66,178	2010
	10.734599	22.632505	110.84%	68,281	2009
	30.824302	10.734599	-65.17%	32,908	2008
	22.680384	30.824302	35.91%	55,049	2007
	16.451145	22.680384	37.87%	70,774	2006
	12.626866	16.451145	30.29%	57,178	2005
	10.000000	12.626866	26.27%	15,293	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.438941	54.437435	25.32%	19,593	2010
	20.624175	43.438941	110.62%	21,324	2009
	59.271173	20.624175	-65.20%	25,150	2008
	43.595964	59.271173	35.96%	29,643	2007
	31.631833	43.595964	37.82%	56,740	2006
	24.254218	31.631833	30.42%	74,687	2005
	19.499977	24.254218	24.38%	83,036	2004
	12.800242	19.499977	52.34%	93,751	2003
	13.343009	12.800242	-4.07%	97,789	2002
	13.755231	13.343009	-3.00%	109,182	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.399871	34.991247	27.71%	70,452	2010
	17.594660	27.399871	55.73%	39,368	2009
	33.038793	17.594660	-46.75%	38,569	2008
	23.011470	33.038793	43.58%	60,923	2007
	18.701377	23.011470	23.05%	73,855	2006
	12.483933	18.701377	49.80%	105,943	2005
	10.000000	12.483933	24.84%	31,745	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.534579	58.141223	27.69%	15,037	2010
	29.255507	45.534579	55.64%	15,055	2009
	54.963626	29.255507	-46.77%	15,972	2008
	38.274579	54.963626	43.60%	18,502	2007
	31.116907	38.274579	23.00%	20,826	2006
	20.764275	31.116907	49.86%	24,667	2005
	16.917457	20.764275	22.74%	34,101	2004
	11.826254	16.917457	43.05%	107,171	2003
	12.319065	11.826254	-4.00%	37,085	2002
	13.923943	12.319065	-11.53%	37,974	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.460816	14.013366	22.27%	0	2010
	7.851831	11.460816	45.96%	0	2009

Maximum Optional Benefits Elected (Total 2.20%)
(Variable Account Charges of 2.20% of the Daily Net Assets of the Variable Account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.372697	16.556371	2380.73%	65	2010
	9.584868	13.372697	39.52%	65	2009
	15.253782	9.584868	-37.16%	65	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.539410	11.863324	280.70%	496	2010
	10.705445	11.539410	7.79%	496	2009
	11.122971	10.705445	-3.75%	357	2008
	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.935854	8.859392	11.64%	497	2010
	6.870977	7.935854	15.50%	497	2009
	10.740675	6.870977	-36.03%	3,776	2008
	10.991050	10.740675	-2.28%	3,776	2007
	9.597554	10.991050	14.52%	3,776	2006
	9.378483	9.597554	2.34%	4,612	2005
	8.486720	9.378483	10.51%	5,493	2004
	6.708323	8.486720	26.51%	15,518	2003
	8.507395	6.708323	-21.15%	17,814	2002
	9.492984	8.507395	-10.38%	14,380	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.872041	11.513981	16.63%	1,903	2010
	7.767982	9.872041	27.09%	0	2009
	10.499337	7.767982	-26.01%	0	2008
	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.998434	12.880041	734.77%	5,774	2010
	10.000000	11.998434	19.98%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.096572	11.082477	9.76%	0	2010
	10.000000	10.096572	0.97%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.440921	14.079367	2306.15%	3,866	2010
	9.356682	11.440921	22.28%	4,398	2009
	13.848764	9.356682	-32.44%	4,715	2008
	14.255437	13.848764	-2.85%	4,760	2007
	12.739348	14.255437	11.90%	5,003	2006
	12.146432	12.739348	4.88%	1,137	2005
	10.189578	12.146432	19.20%	1,037	2004
	7.561672	10.189578	34.75%	1,096	2003
	10.000000	7.561672	-24.38%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.633946	7.449387	12.29%	1,422	2010
	5.071304	6.633946	30.81%	2,008	2009
	7.907868	5.071304	-35.87%	2,076	2008
	7.502604	7.907868	5.40%	2,305	2007
	7.024598	7.502604	6.80%	2,414	2006
	6.931538	7.024598	1.34%	2,422	2005
	6.673008	6.931538	3.87%	2,390	2004
	5.414906	6.673008	23.23%	2,330	2003
	7.792572	5.414906	-30.51%	2,248	2002
	10.292793	7.792572	-24.29%	922	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.645562	8.587027	12.31%	9,745	2010
	6.187991	7.645562	23.55%	9,973	2009
	10.066260	6.187991	-38.53%	10,397	2008
	9.779977	10.066260	2.93%	13,948	2007
	8.657565	9.779977	12.96%	15,376	2006
	8.455066	8.657565	2.40%	15,161	2005
	7.813792	8.455066	8.21%	25,104	2004
	6.224012	7.813792	25.54%	28,516	2003
	8.197399	6.224012	-24.07%	36,635	2002
	9.545801	8.197399	-14.13%	11,021	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.727467	9.843066	12.78%	820	2010
	7.281204	8.727467	19.86%	1,364	2009
	10.568283	7.281204	-31.10%	1,393	2008
	10.087808	10.568283	4.76%	1,209	2007
	8.854989	10.087808	13.92%	1,271	2006
	8.673868	8.854989	2.09%	1,287	2005
	8.442921	8.673868	2.74%	1,343	2004
	7.124457	8.442921	18.51%	882	2003
	8.746914	7.124457	-18.55%	2,622	2002
	9.863100	8.746914	-11.32%	3,171	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.666705	14.502814	611.79%	958	2010
	11.602934	13.666705	17.79%	4,196	2009
	12.796547	11.602934	-9.33%	5,884	2008
	12.417436	12.796547	3.05%	11,559	2007
	12.189609	12.417436	1.87%	14,172	2006
	12.303438	12.189609	-0.93%	15,371	2005
	12.140716	12.303438	1.34%	18,686	2004
	11.862727	12.140716	2.34%	23,245	2003
	11.096780	11.862727	6.90%	24,434	2002
	10.505742	11.096780	5.63%	31,998	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.876750	10.889933	10.26%	0	2010
	8.134234	9.876750	21.42%	0	2009
	11.101187	8.134234	-26.73%	0	2008
	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.346999	10.468897	12.00%	0	2010
	7.421577	9.346999	25.94%	0	2009
	11.278025	7.421577	-34.19%	0	2008
	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.877203	10.071160	13.45%	0	2010
	6.907583	8.877203	28.51%	0	2009
	11.406412	6.907583	-39.44%	0	2008
	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.541938	9.954575	16.54%	68	2010
	5.918496	8.541938	44.33%	68	2009
	13.273426	5.918496	-55.41%	68	2008
	9.319807	13.273426	42.42%	221	2007
	10.000000	9.319807	-6.80%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.819788	9.927379	12.56%	4,693	2010
	6.935423	8.819788	27.17%	9,126	2009
	12.377697	6.935423	-43.97%	10,941	2008
	12.480760	12.377697	-0.83%	14,407	2007
	10.626821	12.480760	17.45%	15,866	2006
	10.273613	10.626821	3.44%	22,419	2005
	9.431146	10.273613	8.93%	26,140	2004
	7.405226	9.431146	27.36%	24,278	2003
	9.122665	7.405226	-18.83%	25,233	2002
	9.829356	9.122665	-7.19%	8,921	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.660623	8.081337	21.33%	2,048	2010
	5.314525	6.660623	25.33%	7,803	2009
	10.299075	5.314525	-48.40%	8,459	2008
	8.301332	10.299075	24.07%	8,870	2007
	7.952242	8.301332	4.39%	8,840	2006
	7.694090	7.952242	3.36%	8,852	2005
	7.618533	7.694090	0.99%	17,167	2004
	5.866545	7.618533	29.86%	15,817	2003
	8.594096	5.866545	-31.74%	12,016	2002
	10.682489	8.594096	-19.55%	2,569	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.553330	10.631486	11.29%	6,000	2010
	6.793998	9.553330	40.61%	6,082	2009
	9.270443	6.793998	-26.71%	6,211	2008
	9.234781	9.270443	0.39%	10,012	2007
	8.492610	9.234781	8.74%	13,034	2006
	8.469429	8.492610	0.27%	15,133	2005
	7.910922	8.469429	7.06%	17,155	2004
	6.370568	7.910922	24.18%	16,625	2003
	6.286416	6.370568	1.34%	19,278	2002
	7.296736	6.286416	-13.85%	1,238	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.059148	11.182030	11.16%	771	2010
	7.145920	10.059148	40.77%	1,953	2009
	9.739577	7.145920	-26.63%	1,363	2008
	10.000000	9.739577	-2.60%	780	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.399748	12.005169	531.08%	632	2010
	10.076699	11.399748	13.13%	632	2009
	10.659989	10.076699	-5.47%	0	2008
	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.962645	11.281679	25.87%	4,412	2010
	6.545147	8.962645	36.94%	0	2009
	11.063830	6.545147	-40.84%	0	2008
	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.021101	11.074247	10.51%	2,934	2010
	8.104022	10.021101	23.66%	2,934	2009
	14.762178	8.104022	-45.10%	2,934	2008
	12.879820	14.762178	14.61%	3,142	2007
	11.164941	12.879820	15.36%	3,142	2006
	9.594958	11.164941	16.36%	3,796	2005
	8.644743	9.594958	10.99%	3,992	2004
	6.172254	8.644743	40.06%	4,241	2003
	7.923128	6.172254	-22.10%	5,977	2002
	10.292010	7.923128	-23.02%	1,411	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.477310	13.790680	1052.61%	1,854	2010
	10.086167	12.477310	23.71%	2,032	2009
	18.377070	10.086167	-45.12%	3,533	2008
	16.031254	18.377070	14.63%	5,266	2007
	13.896449	16.031254	15.36%	5,402	2006
	11.947091	13.896449	16.32%	5,061	2005
	10.763107	11.947091	11.00%	3,728	2004
	7.682181	10.763107	40.10%	4,027	2003
	10.000000	7.682181	-23.18%	4,111	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.012465	13.619716	2367.55%	0	2010
	7.154014	11.012465	53.93%	1,340	2009
	14.983218	7.154014	-52.25%	1,313	2008
	14.509632	14.983218	3.26%	1,266	2007
	12.767144	14.509632	13.65%	1,547	2006
	12.728329	12.767144	0.30%	1,569	2005
	11.417557	12.728329	11.48%	1,430	2004
	7.398393	11.417557	54.32%	1,569	2003
	10.000000	7.398393	-26.02%	600	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.230415	11.273453	1019.55%	0	2010
	7.714445	10.230415	32.61%	0	2009
	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.974301	10.000102	25.40%	0	2010
	6.313079	7.974301	26.31%	0	2009
	9.637355	6.313079	-34.49%	0	2008
	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.353912	9.008016	7.83%	0	2010
	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.429904	11.987213	1493.12%	194	2010
	6.177452	10.429904	68.84%	194	2009
	13.346764	6.177452	-53.72%	0	2008
	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.529818	10.103873	6.02%	0	2010
	7.102305	9.529818	34.18%	0	2009
	12.183609	7.102305	-41.71%	0	2008
	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.597042	15.210259	1186.45%	231	2010
	11.713936	13.597042	16.08%	231	2009
	11.277465	11.713936	3.87%	108	2008
	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.266832	9.314475	12.67%	0	2010
	7.002069	8.266832	18.06%	0	2009
	12.479402	7.002069	-43.89%	0	2008
	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.361024	12.005113	1586.80%	57	2010
	7.461133	10.361024	38.87%	57	2009
	14.430073	7.461133	-48.29%	57	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.528147	20.755721	628.62%	1,452	2010
	15.967834	19.528147	22.30%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.399844	8.747446	4.14%	940	2010
	5.882077	8.399844	42.80%	6,909	2009
	10.800350	5.882077	-45.54%	6,986	2008
	8.083227	10.800350	33.61%	9,000	2007
	7.574085	8.083227	6.72%	10,581	2006
	6.880030	7.574085	10.09%	12,415	2005
	5.963253	6.880030	15.37%	13,307	2004
	5.071211	5.963253	17.59%	15,233	2003
	6.167860	5.071211	-17.78%	20,046	2002
	8.069120	6.167860	-23.56%	6,892	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.541708	14.055561	2178.06%	213	2010
	7.512232	11.541708	53.64%	213	2009
	13.691778	7.512232	-45.13%	213	2008
	11.499708	13.691778	19.06%	566	2007
	10.892844	11.499708	5.57%	566	2006
	10.003958	10.892844	8.89%	566	2005
	10.144265	10.003958	-1.38%	869	2004
	7.049473	10.144265	43.90%	1,006	2003
	10.000000	7.049473	-29.51%	656	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.703644	4.505956	21.66%	1,037	2010
	2.413657	3.703644	53.45%	1,037	2009
	4.405086	2.413657	-45.21%	1,037	2008
	3.701531	4.405086	19.01%	3,002	2007
	3.509816	3.701531	5.46%	3,002	2006
	3.216948	3.509816	9.10%	3,003	2005
	3.270799	3.216948	-1.65%	4,473	2004
	2.283163	3.270799	43.26%	8,684	2003
	3.952480	2.283163	-42.23%	11,482	2002
	6.448594	3.952480	-38.71%	8,733	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.320576	27.294238	2228.29%	2,734	2010
	12.744835	22.320576	75.13%	2,750	2009
	27.270190	12.744835	-53.26%	2,776	2008
	21.774036	27.270190	25.24%	2,743	2007
	15.175734	21.774036	43.48%	1,760	2006
	11.752892	15.175734	29.12%	329	2005
	10.123089	11.752892	16.10%	354	2004
	7.692915	10.123089	31.59%	381	2003
	10.000000	7.692915	-23.07%	533	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.757117	15.598174	2227.04%	1,786	2010
	7.284215	12.757117	75.13%	7,915	2009
	15.592266	7.284215	-53.28%	7,915	2008
	12.455029	15.592266	25.19%	10,161	2007
	8.684672	12.455029	43.41%	11,687	2006
	6.729816	8.684672	29.05%	13,100	2005
	5.797749	6.729816	16.08%	13,922	2004
	4.406372	5.797749	31.58%	14,452	2003
	6.068862	4.406372	-27.39%	19,051	2002
	8.105491	6.068862	-25.13%	8,303	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.201705	13.525017	2074.07%	4,240	2010
	9.040208	11.201705	23.91%	4,240	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.531909	12.543393	877.12%	0	2010
	9.629397	11.531909	19.76%	0	2009
	14.639860	9.629397	-34.22%	0	2008
	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.684664	6.85%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.535164	9.818249	2.97%	0	2010
	8.603081	9.535164	10.83%	0	2009
	10.161177	8.603081	-15.33%	0	2008
	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.465140	11.072533	16.98%	0	2010
	7.884137	9.465140	20.05%	0	2009
	13.319541	7.884137	-40.81%	0	2008
	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.443480	12.548331	2015.47%	0	2010
	8.125014	10.443480	28.53%	0	2009
	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.626753	5.396019	16.63%	0	2010
	3.544436	4.626753	30.54%	0	2009
	5.913085	3.544436	-40.06%	0	2008
	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.379408	13.737383	1096.96%	9,204	2010
	10.000000	12.379408	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.950048	9.805182	9.55%	15,617	2010
	7.415149	8.950048	20.70%	1,015	2009
	10.797061	7.415149	-31.32%	1,015	2008
	10.402421	10.797061	3.79%	496	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.110557	10.480500	365.90%	279	2010
	9.217980	10.110557	9.68%	279	2009
	10.457773	9.217980	-11.86%	120	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.929560	10.808710	8.85%	0	2010
	7.169940	9.929560	38.49%	0	2009
	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	1,202	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.274989	9.565490	15.60%	0	2010
	6.096694	8.274989	35.73%	0	2009
	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.545396	8.189432	8.54%	0	2010
	5.903354	7.545396	27.82%	0	2009
	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.591881	13.934927	1066.60%	759	2010
	8.818504	12.591881	42.79%	816	2009
	12.521823	8.818504	-29.57%	906	2008
	12.415842	12.521823	0.85%	1,450	2007
	11.477315	12.415842	8.18%	1,523	2006
	11.461933	11.477315	0.13%	2,428	2005
	10.644927	11.461933	7.68%	2,824	2004
	8.901664	10.644927	19.58%	6,487	2003
	8.817499	8.901664	0.95%	6,387	2002
	8.652194	8.817499	1.91%	3,246	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.387549	12.602795	1067.17%	119	2010
	7.970615	11.387549	42.87%	121	2009
	11.334958	7.970615	-29.68%	136	2008
	11.235365	11.334958	0.89%	131	2007
	10.386510	11.235365	8.17%	132	2006
	10.000000	10.386510	3.87%	131	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.637902	8.635830	13.07%	2,575	2010
	5.105704	7.637902	49.60%	3,298	2009
	10.000000	5.105704	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.830477	9.464268	20.86%	0	2010
	6.087100	7.830477	28.64%	0	2009
	10.000000	6.087100	-39.13%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.983421	8.975670	12.43%	0	2010
	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.223900	9.959791	7.98%	0	2010
	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.686563	9.548087	9.92%	0	2010
	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.964165	10.407724	4.45%	0	2010
	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.955653	9.754667	8.92%	0	2010
	7.509050	8.955653	19.26%	0	2009
	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.408744	9.318567	10.82%	0	2010
	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.493792	10.123792	6.64%	0	2010
	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.425092	10.915246	470.17%	0	2010
	9.798799	10.425092	6.39%	0	2009
	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.383519	10.843428	442.92%	0	2010
	9.777090	10.383519	6.20%	0	2009
	10.000000	9.777090	-2.23%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.714473	23.536301	1362.25%	0	2010
	12.969062	20.714473	59.72%	0	2009
	31.397914	12.969062	-58.69%	0	2008
	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.168812	26.333821	1366.06%	2,273	2010
	14.490549	23.168812	59.89%	2,273	2009
	35.137800	14.490549	-58.76%	2,398	2008
	24.687179	35.137800	42.33%	3,751	2007
	18.471789	24.687179	33.65%	3,652	2006
	14.236749	18.471789	29.75%	2,468	2005
	12.054715	14.236749	18.10%	208	2004
	7.459964	12.054715	61.59%	73	2003
	10.000000	7.459964	-25.40%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.863022	14.206388	247.68%	3,187	2010
	13.803730	13.863022	0.43%	4,214	2009
	13.102704	13.803730	5.35%	3,971	2008
	12.503923	13.102704	4.79%	5,144	2007
	12.371062	12.503923	1.07%	5,603	2006
	12.248814	12.371062	1.00%	6,487	2005
	12.128686	12.248814	0.99%	6,635	2004
	12.158343	12.128686	-0.24%	15,186	2003
	11.201435	12.158343	8.54%	14,437	2002
	10.679917	11.201435	4.88%	10,795	2001*

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.727222	10.777854	10.80%	0	2010
	7.667186	9.727222	26.87%	0	2009
	14.533790	7.667186	-47.25%	0	2008
	11.689259	14.533790	24.33%	0	2007
	8.988342	11.689259	30.05%	0	2006
	7.057732	8.988342	27.35%	0	2005
	6.319464	7.057732	11.68%	0	2004
	4.764292	6.319464	32.64%	0	2003
	6.418930	4.764292	-25.78%	0	2002
	9.200325	6.418930	-30.23%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.742482	17.439588	1078.04%	2,931	2010
	12.413380	15.742482	26.82%	2,931	2009
	23.523222	12.413380	-47.23%	2,931	2008
	18.918849	23.523222	24.34%	5,316	2007
	14.549040	18.918849	30.04%	4,067	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.088902	8.496374	5.04%	0	2010
	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	348	2008
	10.802306	11.555148	6.97%	348	2007
	10.000000	10.802306	8.02%	348	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.275573	12.640935	1210.90%	7,781	2010
	9.063460	11.275573	24.41%	7,781	2009
	14.674212	9.063460	-38.24%	7,781	2008
	14.162292	14.674212	3.61%	15,009	2007
	12.389980	14.162292	14.30%	7,781	2006
	11.736943	12.389980	5.56%	7,782	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.468700	12.317334	739.96%	0	2010
	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.024686	13.175134	956.74%	0	2010
	10.000000	12.024686	20.25%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.272269	11.673957	356.35%	37,410	2010
	10.565944	11.272269	6.68%	0	2009
	11.496047	10.565944	-8.09%	0	2008
	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.426058	12.394401	847.49%	0	2010
	9.806543	11.426058	16.51%	0	2009
	13.055741	9.806543	-24.89%	7,561	2008
	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	6,923	2006
	11.260586	11.602141	3.03%	6,923	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.485760	12.674949	1035.36%	0	2010
	9.441190	11.485760	21.66%	29,706	2009
	14.070907	9.441190	-32.90%	30,292	2008
	13.555454	14.070907	3.80%	32,031	2007
	12.100071	13.555454	12.03%	30,022	2006
	11.554315	12.100071	4.72%	40,423	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.494305	12.198921	613.01%	0	2010
	10.258994	11.494305	12.04%	0	2009
	12.347458	10.258994	-16.91%	0	2008
	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.779485	19.476305	2342.80%	6,010	2010
	11.798022	15.779485	33.75%	9,038	2009
	18.987431	11.798022	-37.86%	9,165	2008
	18.052218	18.987431	5.18%	12,803	2007
	16.796167	18.052218	7.48%	13,016	2006
	15.319315	16.796167	9.64%	11,491	2005
	13.534578	15.319315	13.19%	12,716	2004
	10.277402	13.534578	31.69%	13,281	2003
	12.407725	10.277402	-17.17%	12,945	2002
	12.856503	12.407725	-3.49%	4,288	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.547730	10.315697	-219.98%	8,591	2010
	10.780474	10.547730	-2.16%	46,129	2009
	10.801157	10.780474	-0.19%	62,424	2008
	10.540307	10.801157	2.47%	10,355	2007
	10.309696	10.540307	2.24%	36,171	2006
	10.267038	10.309696	0.42%	34,027	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.834262	13.880944	815.54%	989	2010
	10.550599	12.834262	21.64%	3,960	2009
	13.043358	10.550599	-19.11%	4,079	2008
	12.748732	13.043358	2.31%	4,180	2007
	12.433153	12.748732	2.54%	4,047	2006
	12.440836	12.433153	-0.06%	3,799	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.073761	9.004665	11.53%	3,563	2010
	6.049680	8.073761	33.46%	6,718	2009
	10.000000	6.049680	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.228697	14.766524	377.99%	2,588	2010
	11.205365	14.228697	26.98%	2,588	2009
	21.350365	11.205365	-47.52%	2,588	2008
	21.211573	21.350365	0.65%	2,956	2007
	17.668354	21.211573	20.05%	3,041	2006
	16.121390	17.668354	9.60%	3,179	2005
	13.706741	16.121390	17.62%	2,303	2004
	10.000000	13.706741	37.07%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.958679	8.991007	12.97%	2,990	2010
	6.270513	7.958679	26.92%	591	2009
	10.000000	6.270513	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.360058	3.60%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.794044	8.594269	10.27%	0	2010
	6.254822	7.794044	24.61%	0	2009
	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.691865	9.540351	24.03%	16,586	2010
	6.186904	7.691865	24.32%	18,159	2009
	10.000000	6.186904	-38.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.495635	9.940108	17.00%	2,790	2010
	6.658061	8.495635	27.60%	3,321	2009
	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.266672	12.596266	2269.08%	3,237	2010
	8.235950	10.266672	24.66%	4,119	2009
	15.717907	8.235950	-47.60%	4,076	2008
	14.645439	15.717907	7.32%	5,144	2007
	14.508796	14.645439	0.94%	5,817	2006
	13.723755	14.508796	5.72%	6,332	2005
	12.372523	13.723755	10.92%	7,461	2004
	9.421976	12.372523	31.32%	7,498	2003
	14.441772	9.421976	-34.76%	7,706	2002
	16.564493	14.441772	-12.81%	272	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.195450	21.291755	2382.20%	4,067	2010
	13.930430	17.195450	23.44%	4,384	2009
	20.994710	13.930430	-33.65%	4,359	2008
	23.059585	20.994710	-8.95%	7,636	2007
	20.100696	23.059585	14.72%	8,066	2006
	19.938786	20.100696	0.81%	11,244	2005
	17.380579	19.938786	14.72%	17,952	2004
	11.329505	17.380579	53.41%	16,495	2003
	15.905177	11.329505	-28.77%	19,673	2002
	12.679678	15.905177	25.44%	8,057	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.998540	20.834303	2256.52%	400	2010
	12.903236	16.998540	31.74%	1,121	2009
	21.345940	12.903236	-39.55%	2,404	2008
	21.373134	21.345940	-0.13%	3,708	2007
	19.504567	21.373134	9.58%	3,756	2006
	17.754986	19.504567	9.85%	4,176	2005
	15.252779	17.754986	16.40%	3,484	2004
	11.059519	15.252779	37.92%	7,114	2003
	13.679062	11.059519	-19.15%	4,387	2002
	14.994163	13.679062	-8.77%	2,562	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.637082	8.473768	10.96%	6,549	2010
	6.192790	7.637082	23.32%	1,126	2009
	10.834878	6.192790	-42.84%	1,126	2008
	10.241994	10.834878	5.79%	2,466	2007
	9.215792	10.241994	11.14%	2,466	2006
	8.769845	9.215792	5.09%	2,466	2005
	8.170362	8.769845	7.34%	5,093	2004
	6.551449	8.170362	24.71%	5,093	2003
	8.105635	6.551449	-19.17%	4,917	2002
	9.400269	8.105635	-13.77%	1,286	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.118002	9.062776	27.32%	10,944	2010
	5.562940	7.118002	27.95%	7,401	2009
	10.000000	5.562940	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.262637	10.279747	16.67%	227	2010
	9.796941	10.262637	4.75%	227	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.344449	10.186318	9.01%	348	2010
	7.643473	9.344449	22.25%	348	2009
	14.042490	7.643473	-45.57%	348	2008
	11.976724	14.042490	17.25%	348	2007
	9.727659	11.976724	23.12%	348	2006
	8.334131	9.727659	16.72%	4,578	2005
	7.367390	8.334131	13.12%	4,578	2004
	5.536514	7.367390	33.07%	5,248	2003
	7.587757	5.536514	-27.03%	5,248	2002
	9.557425	7.587757	-20.61%	2,724	2001*

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.102991	18.627588	891.42%	108	2010
	13.990376	17.102991	22.25%	108	2009
	25.696124	13.990376	-45.55%	108	2008
	21.908299	25.696124	17.29%	1,925	2007
	17.804090	21.908299	23.05%	1,188	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004
	10.000000	13.484171	34.84%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.867621	13.692136	640.77%	20,066	2010
	10.000000	12.867621	28.68%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.842401	13.357126	400.80%	0	2010
	10.000000	12.842401	28.42%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.469516	8.457532	13.23%	418	2010
	5.941349	7.469516	25.72%	418	2009
	9.641992	5.941349	-38.38%	849	2008
	10.083630	9.641992	-4.38%	6,615	2007
	8.895000	10.083630	13.36%	8,641	2006
	8.723996	8.895000	1.96%	10,297	2005
	7.591688	8.723996	14.92%	1,945	2004
	5.905872	7.591688	28.54%	374	2003
	8.067350	5.905872	-26.79%	0	2002
	9.391322	8.067350	-14.10%	0	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.633242	20.000580	1342.54%	1,257	2010
	12.906444	17.633242	36.62%	1,438	2009
	22.067035	12.906444	-41.51%	1,473	2008
	21.221247	22.067035	3.99%	1,320	2007
	18.436138	21.221247	15.11%	2,604	2006
	16.485857	18.436138	11.83%	1,363	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.804180	12.253678	1341.61%	1,427	2010
	7.903754	10.804180	36.70%	1,432	2009
	13.512292	7.903754	-41.51%	2,587	2008
	12.996648	13.512292	3.97%	3,425	2007
	11.290616	12.996648	15.11%	3,787	2006
	10.098870	11.290616	11.80%	3,795	2005
	8.665362	10.098870	16.54%	5,551	2004
	6.194920	8.665362	39.88%	5,848	2003
	8.135212	6.194920	-23.85%	6,615	2002
	9.458032	8.135212	-13.99%	7,742	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.435715	2.731974	12.16%	185	2010
	1.964846	2.435715	23.96%	185	2009
	9.518385	1.964846	-79.36%	185	2008
	10.000000	9.518385	-4.82%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.610203	2.930950	12.29%	0	2010
	2.129718	2.610203	22.56%	0	2009
	10.211061	2.129718	-79.14%	0	2008
	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.980089	9.061844	13.56%	3,941	2010
	6.360525	7.980089	25.46%	8,100	2009
	10.570308	6.360525	-39.83%	8,100	2008
	10.351457	10.570308	2.11%	8,401	2007
	9.201145	10.351457	12.50%	9,013	2006
	8.876997	9.201145	3.65%	12,189	2005
	8.292232	8.876997	7.05%	20,587	2004
	6.690842	8.292232	23.93%	28,321	2003
	8.425292	6.690842	-20.59%	37,431	2002
	9.590436	8.425292	-12.15%	18,017	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.839168	9.461389	20.69%	0	2010
	5.842436	7.839168	34.18%	0	2009
	9.609304	5.842436	-39.20%	0	2008
	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.056151	8.796462	24.66%	3,899	2010
	5.440766	7.056151	29.69%	3,899	2009
	10.923198	5.440766	-50.19%	7,265	2008
	10.505043	10.923198	3.98%	8,802	2007
	10.432419	10.505043	0.70%	8,802	2006
	9.495781	10.432419	9.86%	10,225	2005
	8.106165	9.495781	17.14%	10,605	2004
	6.599464	8.106165	22.83%	10,607	2003
	9.345324	6.599464	-29.38%	10,602	2002
	13.905014	9.345324	-32.79%	1,338	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.804504	11.557154	696.61%	0	2010
	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.883488	11.196028	287.17%	14,617	2010
	10.000000	10.883488	8.83%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.480715	4.81%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.047962	10.529078	4.79%	0	2010
	9.370189	10.047962	7.23%	0	2009
	10.669846	9.370189	-12.18%	0	2008
	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.735120	26.548586	733.15%	0	2010
	19.423520	24.735120	27.35%	0	2009
	23.359018	19.423520	-16.85%	0	2008
	22.422608	23.359018	4.18%	1,579	2007
	20.689585	22.422608	8.38%	1,579	2006
	18.844947	20.689585	9.79%	1,579	2005
	17.507218	18.844947	7.64%	1,579	2004
	13.999772	17.507218	25.05%	2,569	2003
	13.106031	13.999772	6.82%	2,569	2002
	12.173002	13.106031	7.66%	728	2001*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.365804	26.510005	2407.68%	0	2010
	10.237225	21.365804	108.71%	0	2009
	29.698218	10.237225	-65.53%	0	2008
	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.466956	31.592570	2405.32%	1,061	2010
	12.214727	25.466956	108.49%	1,061	2009
	35.464292	12.214727	-65.56%	1,061	2008
	26.353137	35.464292	34.57%	1,061	2007
	19.315823	26.353137	36.43%	1,061	2006
	14.961568	19.315823	29.10%	1,060	2005
	12.151788	14.961568	23.12%	1,060	2004
	8.058096	12.151788	50.80%	1,060	2003
	8.485820	8.058096	-5.04%	1,060	2002
	8.838136	8.485820	-3.99%	928	2001*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.866132	32.698611	2641.48%	1,641	2010
	16.779683	25.866132	54.15%	1,641	2009
	31.831716	16.779683	-47.29%	1,568	2008
	22.398641	31.831716	42.11%	1,568	2007
	18.388896	22.398641	21.81%	1,568	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.362732	40.904887	2639.50%	116	2010
	21.005424	32.362732	54.07%	116	2009
	39.868718	21.005424	-47.31%	116	2008
	28.048427	39.868718	42.14%	116	2007
	23.035585	28.048427	21.76%	116	2006
	15.528066	23.035585	48.35%	116	2005
	12.780575	15.528066	21.50%	116	2004
	9.025587	12.780575	41.60%	116	2003
	9.497863	9.025587	-4.97%	116	2002
	10.845725	9.497863	-12.43%	0	2001*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.387093	12.572109	2103.59%	0	2010
	7.188964	10.387093	44.49%	0	2009

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable remainder trusts are trusts that meet the requirements of Section 664 of the Code.  non-qualified contracts that are issued to charitable remainder trusts will differ from other non-qualified contracts in three respects:

(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, charitable remainder trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a charitable remainder trust, the charitable remainder trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a charitable remainder trust, the death benefit is payable to the charitable remainder trust.  Any designation in conflict with the charitable remainder trust's right to the death benefit will be void.

While these provisions are intended to facilitate a charitable remainder trust's ownership of this contract, the rules governing charitable remainder trusts are numerous and complex.  A charitable remainder trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a charitable remainder trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a charitable remainder trust.

Investment Only (Qualified Plans)

Contracts that are owned by qualified plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a qualified plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of qualified plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities, and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is non-forfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract oOwner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5-year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5 year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or indvidual retirement plans; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs, and Tax Sheltered Annuities after the death of the Annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than 1 beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0.

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1 year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract oOwner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.

You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and qualified plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, qualified plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.